Variable Portfolio – Partners Small Cap Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 1.0%
Interactive Media & Services 0.6%
Ziff Davis, Inc.(a)	49,202	3,101,694
Media 0.4%
Magnite, Inc.(a)	232,816	2,502,772
Total Communication Services		5,604,466
Consumer Discretionary 11.6%
Automobile Components 2.0%
Modine Manufacturing Co.(a)	30,866	2,938,134
Patrick Industries, Inc.	52,942	6,324,981
Stoneridge, Inc.(a)	123,268	2,273,062
Total		11,536,177
Automobiles 0.8%
Thor Industries, Inc.	37,523	4,402,949
Diversified Consumer Services 2.5%
Bright Horizons Family Solutions, Inc.(a)	45,939	5,207,645
Duolingo, Inc.(a)	19,230	4,241,753
OneSpaWorld Holdings Ltd.(a)	340,361	4,502,976
Total		13,952,374
Hotels, Restaurants & Leisure 2.0%
Cheesecake Factory, Inc. (The)	79,822	2,885,565
Dutch Bros, Inc., Class A(a)	69,424	2,290,992
First Watch Restaurant Group, Inc.(a)	144,545	3,558,698
Lindblad Expeditions Holdings, Inc.(a)	152,571	1,423,487
Wingstop, Inc.	3,717	1,361,909
Total		11,520,651
Household Durables 2.3%
Installed Building Products, Inc.	33,908	8,773,017
LGI Homes, Inc.(a)	34,896	4,060,847
Total		12,833,864
Specialty Retail 1.4%
American Eagle Outfitters, Inc.	37,966	979,143
Boot Barn Holdings, Inc.(a)	51,800	4,928,770
Wayfair, Inc., Class A(a)	26,428	1,793,933
Total		7,701,846
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.6%
G-III Apparel Group Ltd.(a)	121,548	3,526,108
Total Consumer Discretionary		65,473,969
Consumer Staples 5.5%
Beverages 1.1%
Celsius Holdings, Inc.(a)	24,446	2,027,062
MGP Ingredients, Inc.	48,392	4,168,003
Total		6,195,065
Consumer Staples Distribution & Retail 1.0%
The Chefs’ Warehouse(a)	146,902	5,532,330
Food Products 0.8%
Freshpet, Inc.(a)	39,248	4,547,273
Personal Care Products 2.6%
BellRing Brands, Inc.(a)	110,645	6,531,374
elf Beauty, Inc.(a)	43,025	8,434,191
Total		14,965,565
Total Consumer Staples		31,240,233
Energy 1.3%
Energy Equipment & Services 0.5%
Core Laboratories, Inc.	147,576	2,520,598
Oil, Gas & Consumable Fuels 0.8%
Excelerate Energy, Inc., Class A	132,831	2,127,953
Kimbell Royalty Partners LP	164,323	2,550,293
Total		4,678,246
Total Energy		7,198,844
Financials 5.7%
Banks 1.2%
Axos Financial, Inc.(a)	72,255	3,904,660
Hilltop Holdings, Inc.	95,316	2,985,297
Total		6,889,957
Capital Markets 1.8%
Cohen & Steers, Inc.	69,740	5,362,309
PJT Partners, Inc.	47,228	4,451,711
Total		9,814,020

Variable Portfolio – Partners Small Cap Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 0.6%
I3 Verticals, Inc.(a)	156,830	3,589,839
Insurance 2.1%
Kinsale Capital Group, Inc.	12,297	6,452,728
Palomar Holdings, Inc.(a)	14,594	1,223,415
Skyward Specialty Insurance Group, Inc.(a)	115,773	4,331,068
Total		12,007,211
Total Financials		32,301,027
Health Care 22.7%
Biotechnology 6.5%
Apellis Pharmaceuticals, Inc.(a)	32,371	1,902,767
Halozyme Therapeutics, Inc.(a)	128,980	5,246,907
Immunocore Holdings PLC, ADR(a)	24,584	1,597,960
Immunovant, Inc.(a)	18,146	586,297
Insmed, Inc.(a)	144,445	3,918,793
Krystal Biotech, Inc.(a)	43,266	7,698,319
Soleno Therapeutics, Inc.(a)	29,288	1,253,526
Vaxcyte, Inc.(a)	12,129	828,532
Vericel Corp.(a)	261,032	13,578,885
Total		36,611,986
Health Care Equipment & Supplies 8.4%
Axonics, Inc.(a)	32,742	2,258,216
Enovis Corp.(a)	52,228	3,261,639
Glaukos Corp.(a)	43,291	4,081,908
ICU Medical, Inc.(a)	27,220	2,921,251
Integer Holdings Corp.(a)	49,649	5,793,045
Lantheus Holdings, Inc.(a)	51,443	3,201,812
LeMaitre Vascular, Inc.	88,869	5,897,347
PROCEPT BioRobotics Corp.(a)	56,058	2,770,386
RxSight, Inc.(a)	52,290	2,697,118
Shockwave Medical, Inc.(a)	9,428	3,070,040
SI-BONE, Inc.(a)	46,419	759,879
TransMedics Group, Inc.(a)	104,021	7,691,313
UFP Technologies, Inc.(a)	12,105	3,052,881
Total		47,456,835
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.6%
AMN Healthcare Services, Inc.(a)	55,259	3,454,240
Ensign Group, Inc. (The)	11,833	1,472,262
HealthEquity, Inc.(a)	127,867	10,437,783
RadNet, Inc.(a)	140,108	6,817,655
U.S. Physical Therapy, Inc.	31,233	3,525,269
Total		25,707,209
Health Care Technology 1.1%
Certara, Inc.(a)	181,654	3,247,973
Evolent Health, Inc., Class A(a)	94,668	3,104,164
Total		6,352,137
Life Sciences Tools & Services 0.1%
CryoPort, Inc.(a)	45,447	804,412
Pharmaceuticals 2.0%
Ligand Pharmaceuticals, Inc.(a)	22,188	1,621,943
Pacira Pharmaceuticals, Inc.(a)	72,108	2,106,996
Structure Therapeutics, Inc., ADR(a)	13,017	557,908
Supernus Pharmaceuticals, Inc.(a)	139,077	4,743,916
Tarsus Pharmaceuticals, Inc.(a)	54,139	1,967,953
Total		10,998,716
Total Health Care		127,931,295
Industrials 19.9%
Aerospace & Defense 1.3%
Aerovironment, Inc.(a)	5,916	906,804
Hexcel Corp.	12,536	913,248
Kratos Defense & Security Solutions, Inc.(a)	308,662	5,673,208
Total		7,493,260
Building Products 1.4%
AZEK Co., Inc. (The)(a)	70,812	3,556,179
Zurn Elkay Water Solutions Corp.	124,658	4,172,303
Total		7,728,482
Commercial Services & Supplies 2.5%
Aris Water Solutions, Inc.	290,217	4,106,571
Casella Waste Systems, Inc., Class A(a)	79,444	7,854,628
Cimpress PLC(a)	23,101	2,044,669
Total		14,005,868
Variable Portfolio – Partners Small Cap Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 2.9%
Comfort Systems U.S.A., Inc.	21,499	6,830,447
Construction Partners, Inc., Class A(a)	41,935	2,354,650
Dycom Industries, Inc.(a)	48,310	6,933,935
Total		16,119,032
Electrical Equipment 0.8%
NEXTracker, Inc., Class A(a)	23,273	1,309,572
Shoals Technologies Group, Inc., Class A(a)	71,138	795,323
Vicor Corp.(a)	71,043	2,716,684
Total		4,821,579
Ground Transportation 1.3%
ArcBest Corp.	28,498	4,060,965
Marten Transport Ltd.	109,273	2,019,365
Saia, Inc.(a)	1,834	1,072,890
Total		7,153,220
Machinery 3.6%
Albany International Corp., Class A	47,953	4,484,085
Chart Industries, Inc.(a)	36,032	5,935,191
ESCO Technologies, Inc.	12,721	1,361,783
SPX Technologies, Inc.(a)	67,931	8,364,344
Total		20,145,403
Professional Services 2.1%
ASGN, Inc.(a)	27,893	2,922,071
Insperity, Inc.	54,747	6,000,819
Legalzoom.com, Inc.(a)	71,397	952,436
Paycor HCM, Inc.(a)	63,804	1,240,350
TTEC Holdings, Inc.	76,034	788,472
Total		11,904,148
Trading Companies & Distributors 4.0%
Applied Industrial Technologies, Inc.	71,176	14,060,819
Global Industrial Co.	105,056	4,704,407
SiteOne Landscape Supply, Inc.(a)	21,945	3,830,500
Total		22,595,726
Total Industrials		111,966,718
Information Technology 28.1%
Communications Equipment 0.3%
Calix, Inc.(a)	56,834	1,884,615
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 5.6%
Advanced Energy Industries, Inc.	40,623	4,142,733
Coherent Corp.(a)	84,840	5,143,001
ePlus, Inc.(a)	72,731	5,712,293
Fabrinet(a)	50,113	9,472,359
Novanta, Inc.(a)	19,110	3,339,855
Plexus Corp.(a)	38,396	3,640,709
Total		31,450,950
IT Services 1.2%
Globant SA(a)	10,651	2,150,437
Wix.com Ltd.(a)	34,613	4,758,595
Total		6,909,032
Semiconductors & Semiconductor Equipment 7.0%
ACM Research, Inc., Class A(a)	98,811	2,879,353
Allegro MicroSystems, Inc.(a)	130,624	3,521,623
Ambarella, Inc.(a)	54,084	2,745,845
Credo Technology Group Holding Ltd.(a)	367,989	7,797,687
Diodes, Inc.(a)	8,083	569,852
Impinj, Inc.(a)	46,537	5,975,816
Onto Innovation, Inc.(a)	17,653	3,196,605
PDF Solutions, Inc.(a)	18,400	619,528
Power Integrations, Inc.	46,438	3,322,639
Silicon Laboratories, Inc.(a)	17,552	2,522,573
SiTime Corp.(a)	26,293	2,451,296
Ultra Clean Holdings, Inc.(a)	79,692	3,661,050
Total		39,263,867
Software 14.0%
Box, Inc., Class A(a)	171,845	4,866,650
Braze, Inc., Class A(a)	85,175	3,773,253
Clearwater Analytics Holdings, Inc., Class A(a)	140,484	2,485,162
CyberArk Software Ltd.(a)	35,120	9,328,926
Descartes Systems Group, Inc. (The)(a)	100,928	9,237,940
DoubleVerify Holdings, Inc.(a)	55,717	1,959,010
Envestnet, Inc.(a)	49,706	2,878,474
Five9, Inc.(a)	55,847	3,468,657
Intapp, Inc.(a)	85,145	2,920,474
JFrog Ltd.(a)	138,130	6,108,109
Pagerduty, Inc.(a)	115,149	2,611,579

Variable Portfolio – Partners Small Cap Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PowerSchool Holdings, Inc., Class A(a)	118,387	2,520,459
PROS Holdings, Inc.(a)	35,994	1,307,662
Qualys, Inc.(a)	31,123	5,193,495
Sprout Social, Inc., Class A(a)	75,155	4,487,505
SPS Commerce, Inc.(a)	41,419	7,658,373
Varonis Systems, Inc.(a)	76,722	3,618,977
Verint Systems, Inc.(a)	79,615	2,639,237
Workiva, Inc., Class A(a)	21,004	1,781,139
Total		78,845,081
Total Information Technology		158,353,545
Materials 2.3%
Chemicals 1.0%
Balchem Corp.	35,886	5,560,536
Metals & Mining 1.3%
ATI, Inc.(a)	47,635	2,437,483
Materion Corp.	36,592	4,820,996
Total		7,258,479
Total Materials		12,819,015
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.2%
Health Care REITs 0.8%
CareTrust REIT, Inc.	184,876	4,505,428
Residential REITs 0.4%
UMH Properties, Inc.	131,154	2,129,941
Total Real Estate		6,635,369
Total Common Stocks (Cost $448,452,153)		559,524,481

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	4,921,344	4,920,360
Total Money Market Funds (Cost $4,920,230)		4,920,360
Total Investments in Securities (Cost: $453,372,383)		564,444,841
Other Assets & Liabilities, Net		(1,246,579)
Net Assets		563,198,262
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	3,045,179	24,086,019	(22,210,859)	21	4,920,360	219	88,926	4,921,344
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Growth Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7057_12_C01_(05/24)